Initial Public Offering (Details) - USD ($)	1 Months Ended
	Jul. 28, 2021	Jul. 26, 2021	Jul. 19, 2021
Initial Public Offering (Details) [Line Items]
Redeemable warrant, description			Each Unit consists of one share of the Company’s Common Stock, $0.0001 par value, one right entitling the holder thereof to receive one-twentieth (1/20) of one share Common Stock upon the consummation of an initial business combination (the “Rights”), and one-half of one redeemable warrant (“Redeemable Warrant”). Each whole Redeemable Warrant is exercisable to purchase one share of Common Stock and only whole warrants are exercisable. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Redeemable Warrants will become exercisable on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of the Initial Public Offering. Each whole Redeemable Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $11.50 (see Note 7).
Redeemable warrant, description			Each Unit consists of one share of the Company’s common stock, $0.0001 par value, one right entitling the holder thereof to receive one-twentieth (1/20) of one share common stock upon the consummation of an initial business combination, and one-half of one redeemable warrant (“Redeemable Warrant”). Each whole Redeemable Warrant is exercisable to purchase one share of common stock and only whole warrants are exercisable. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Redeemable Warrants will become exercisable on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of the Initial Public Offering. Each whole Redeemable Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 (see Note 7).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Company sold			15,000,000
Sale of units (in Dollars per share)			$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Over-allotment option and purchased an additional units		2,250,000
Generating gross proceeds (in Dollars)	$ 22,500,000